Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [Abstract]
Beginning balance	$ 21,218	$ 14,385
Impairment loss for the period	199	20,140
Receivables written off during the year	(1,123)	0
Allowance cancelation recognized during the year	0	(13,307)
Ending balance	$ 20,294	$ 21,218